Baird Equity Opportunity Fund
Schedule of Investments, September 30, 2023 (Unaudited)
				% of
		Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
Cadre Holdings, Inc.		106,532	$2,839,078	5.0%
Building Products
Hayward Holdings, Inc. (1)		51,463	725,628	1.3%
Communications Equipment
Infinera Corp. (1)		527,956	2,206,856	3.9%
Construction & Engineering
Fluor Corporation (1)		68,004	2,495,747	4.4%
Valmont Industries, Inc.		11,418	2,742,718	4.9%
			5,238,465	9.3%
Consumer Staples Distribution & Retail
Chefs' Warehouse Inc. (1)		122,816	2,601,243	4.6%
Diversified Consumer Services
Mister Car Wash, Inc. (1)		133,314	734,560	1.3%
Diversified Telecommunication Services
Globalstar, Inc. (1)		72,691	95,225	0.2%
Electrical Equipment
nVent Electric PLC		30,710	1,627,323	2.9%
Energy Equipment & Services
Oceaneering International, Inc. (1)		68,923	1,772,699	3.1%
Patterson-UTI Energy, Inc.		167,520	2,318,477	4.1%
			4,091,176	7.2%
Entertainment
Madison Square Garden Sports Corp.		14,482	2,553,177	4.5%
Financial Services
Global Payments, Inc. (4)		43,229	4,988,194	8.8%
Health Care Equipment & Supplies
Merit Medical Systems, Inc. (1)		28,799	1,987,707	3.5%
Paragon 28, Inc. (1)		72,359	908,106	1.6%
			2,895,813	5.1%
Health Care Providers & Services
NeoGenomics, Inc. (1)		167,888	2,065,022	3.7%
Health Care Technology
Evolent Health, Inc. (1)		64,305	1,751,025	3.1%
Hotels, Restaurants, & Leisure
Sportradar Holding AG (1)(2)		203,997	2,042,010	3.6%
Interactive Media & Services
ZoomInfo Technologies, Inc. (1)		110,112	1,805,837	3.2%
Leisure Products
Clarus Corp.		198,027	1,497,084	2.7%
Life Sciences Tools & Services
Illumina, Inc. (1)		4,857	666,769	1.2%
Machinery
Ingersoll Rand, Inc.		8,948	570,167	1.0%
Professional Services
Equifax, Inc.		10,822	1,982,374	3.5%
Fiverr International Ltd. (1)		23,361	571,644	1.0%
			2,554,018	4.5%
Semiconductors & Semiconductor Equipment
Universal Display Corp.		13,217	2,074,937	3.7%
Software
Bill.com Holdings, Inc. (1)		7,867	854,120	1.5%
Blackbaud, Inc. (1)		56,732	3,989,394	7.1%
Clear Secure, Inc.		92,268	1,756,783	3.1%
ON24, Inc.		122,964	778,362	1.4%
RingCentral, Inc. (1)		59,687	1,768,526	3.1%
			9,147,185	16.2%
Total Common Stocks			54,770,792	97.0%
(Cost $58,673,352)

		Number of		% of
Purchased Option Contracts	Notional Amount	Contracts(5)	Value	Net Assets
Call Option Contracts
ADT, Inc., (Exercise Price: $7.00, Expiration: 01/19/2024)	$593,400	989	24,725	0.0%
ADT, Inc., (Exercise Price: $8.00, Expiration: 01/19/2024)	292,800	488	4,392	0.0%
Avantor, Inc., (Exercise Price: $22.50, Expiration: 01/19/2024) (6)	484,840	230	28,750	0.1%
Clear Secure, Inc., (Exercise Price: $19.80, Expiration: 11/17/2023) (6)	87,584	46	4,370	0.0%
Globalstar, Inc., (Exercise Price: $2.00, Expiration: 10/20/2023)	64,059	489	978	0.0%
Globalstar, Inc., (Exercise Price: $1.50, Expiration: 01/19/2024)	123,009	939	15,024	0.0%
Globalstar, Inc., (Exercise Price: $2.00, Expiration: 01/19/2024)	129,297	987	7,896	0.0%
NeoGenomics, Inc., (Exercise Price: $12.50, Expiration: 10/20/2023) (6)	140,220	114	8,550	0.0%
PayPal Holdings, Inc., (Exercise Price: $80.00, Expiration: 01/19/2024)	2,665,776	456	22,800	0.0%
Zimmer Biomet Holdings, Inc., (Exercise Price: $150.00, Expiration: 12/15/2023) (6)	740,652	66	1,485	0.0%
Total Call Option Contracts			118,970	0.1%
(Cost $296,778)
Put Option Contracts
Chefs' Warehouse, Inc., (Exercise Price: $25.00, Expiration: 11/17/2023) (6)	243,570	115	47,725	0.1%
Total Put Option Contracts			47,725	0.1%
(Cost $10,632)
Total Purchased Option Contracts			166,695	0.2%
(Cost $307,410)
Total Long-Term Investments			54,937,487	97.2%
(Cost $58,980,762)

Short-Term Investment		Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 5.28% (3)		1,841,598	1,841,598	3.3%
Total Short-Term Investment			1,841,598	3.3%
(Cost $1,841,598)
Total Investments			56,779,085	100.5%
(Cost $60,822,360)
Liabilities in Excess of Other Assets			(309,376)	(0.5)%
TOTAL NET ASSETS			$56,469,709	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
(4)	All or a portion of this security was held as collateral for options written. At September 30, 2023, the value of this collateral was $2,884,750.
(5)	Each contract is equivalent to 100 shares of common stock.
(6)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services.

Baird Equity Opportunity Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$54,770,792	$–	$–	$54,770,792
Total Equity	54,770,792	–	–	54,770,792
Purchased Option Contracts
Call Option Contracts	117,485	1,485	–	118,970
Put Option Contracts	–	47,725	–	47,725
Total Purchased Option Contracts	117,485	49,210	–	166,695
Short-Term Investment
Money Market Mutual Fund	1,841,598	–	–	1,841,598
Total Short-Term Investment	1,841,598	–	–	1,841,598
Total Investments*	$56,729,875	$49,210	$–	$56,779,085

Written Option Contracts
Call Option Contracts	$–	$(4,312)	$–	$(4,312)
Put Option Contracts	(124,145)	–	–	(124,145)
Total Written Option Contracts	$(124,145)	$(4,312)	$–	$(128,457)

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Equity Opportunity Fund
Schedule of Written Option Contracts, September 30, 2023 (Unaudited)
		Number of
Written Option Contracts	Notional Amount	Contracts (a)	Value
Call Option Contracts
Chefs' Warehouse, Inc., (Exercise Price: $30.00, Expiration: 11/17/2023)	$243,570	(115)	$(4,312)
Total Call Option Contracts (Premiums Received $6,919)			(4,312)

Put Option Contracts
Zimmer Biomet Holdings, Inc., (Exercise Price: $125.00, Expiration: 12/15/2023)	740,652	(66)	(87,450)
Clear Secure, Inc., (Exercise Price: $17.30, Expiration: 11/17/2023)	215,152	(113)	(8,475)
NeoGenomics, Inc., (Exercise Price: $12.50, Expiration: 10/20/2023)	140,220	(114)	(7,980)
Avantor, Inc., (Exercise Price: $20.00, Expiration: 01/19/2024)	484,840	(230)	(20,240)
Total Put Option Contracts (Premium Received $55,390)			(124,145)
Total Written Option Contracts (Premiums Received $62,309)			$(128,457)

(a) Each contract is equivalent to 100 shares of common stock.